S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - ITHAX Acquisition Sponsor III LLC [Member]	Nov. 17, 2025 USD ($) shares
Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	3,500,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,500,000
Common Class B [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	7,666,667